Schedule of Investments (unaudited) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$25	$25,770
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	125	125,888
3.63%, 05/01/22	115	117,855
WPP Finance 2010, 3.75%, 09/19/24	70	71,518

		341,031

Aerospace & Defense — 0.8%
Boeing Co. (The)
3.10%, 05/01/26 (Call 03/01/26)	100	101,433
3.38%, 06/15/46 (Call 12/15/45)	25	23,091
3.60%, 05/01/34 (Call 02/01/34)	100	101,731
3.63%, 03/01/48 (Call 09/01/47)	25	24,082
Embraer Netherlands Finance BV
5.05%, 06/15/25	25	26,387
5.40%, 02/01/27	100	108,301
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	25	24,616
3.50%, 05/15/25 (Call 03/15/25)	25	26,207
Harris Corp., 4.85%, 04/27/35 (Call 10/27/34)	15	16,386
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	18	18,737
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	176	176,299
2.90%, 03/01/25 (Call 12/01/24)	15	15,159
3.60%, 03/01/35 (Call 09/01/34)	65	65,726
3.80%, 03/01/45 (Call 09/01/44)	25	25,153
4.07%, 12/15/42	35	36,748
4.50%, 05/15/36 (Call 11/15/35)	15	16,636
Series B, 6.15%, 09/01/36	25	32,374
Northrop Grumman Corp.
3.25%, 08/01/23	130	133,047
3.25%, 01/15/28 (Call 10/15/27)	25	24,997
3.50%, 03/15/21	15	15,242
4.75%, 06/01/43	25	27,641
5.05%, 11/15/40	175	199,029
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	34,877
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	16,708
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	115	116,350
3.50%, 03/15/27 (Call 12/15/26)	200	201,922
4.80%, 12/15/43 (Call 06/15/43)	15	16,109
United Technologies Corp.
3.10%, 06/01/22	300	303,726
3.13%, 05/04/27 (Call 01/04/27)	30	29,999
3.75%, 11/01/46 (Call 05/01/46)	25	23,819
4.13%, 11/16/28 (Call 08/16/28)	75	79,701
4.50%, 06/01/42	300	318,579

		2,380,812

Agriculture — 0.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	50	46,729
2.95%, 05/02/23	25	24,980
4.80%, 02/14/29 (Call 11/14/28)	125	130,616
5.38%, 01/31/44	260	264,527
5.80%, 02/14/39 (Call 08/14/38)	50	54,068
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	27,836
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	150	143,932
4.39%, 08/15/37 (Call 02/15/37)	125	114,161

Security	Par (000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	$45	$45,403
Philip Morris International Inc.
2.50%, 08/22/22	25	24,943
2.63%, 03/06/23	25	24,999
4.25%, 11/10/44	180	180,932
4.88%, 11/15/43	50	54,498
6.38%, 05/16/38	50	63,893
Reynolds American Inc.
3.25%, 06/12/20	50	50,265
4.00%, 06/12/22	50	51,434
5.70%, 08/15/35 (Call 02/15/35)	25	26,461
5.85%, 08/15/45 (Call 02/12/45)	155	161,524

		1,491,201

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23	102	106,406
Series 2014-1, Class A, 3.70%, 04/01/28	19	19,213
Series 2015-1, Class A, 3.38%, 05/01/27	24	24,085
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	11	11,223
Delta Air Lines Inc.
2.60%, 12/04/20	25	24,874
3.80%, 04/19/23 (Call 03/19/23)	125	127,165
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	25,272

		338,238

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	25	24,533
3.88%, 11/01/45 (Call 05/01/45)	115	119,465
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	25	24,962
3.75%, 09/15/25 (Call 07/15/25)	25	26,100
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	25,616

		220,676

Auto Manufacturers — 0.7%
American Honda Finance Corp.
2.30%, 09/09/26	15	14,378
2.65%, 02/12/21	25	25,104
3.45%, 07/14/23	15	15,549
3.50%, 02/15/28	100	103,737
Ford Motor Co.
4.75%, 01/15/43	120	99,222
6.63%, 10/01/28	150	164,578
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	202,682
5.60%, 01/07/22	200	209,354
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	25	24,367
4.88%, 10/02/23	40	41,577
5.00%, 10/01/28 (Call 07/01/28)	100	100,802
5.00%, 04/01/35	25	23,398
5.40%, 04/01/48 (Call 10/01/47)	25	23,093
6.25%, 10/02/43	25	25,206
General Motors Financial Co. Inc.
2.45%, 11/06/20	30	29,796
3.20%, 07/13/20 (Call 06/13/20)	20	20,070
3.55%, 07/08/22	100	100,573
3.70%, 11/24/20 (Call 10/24/20)	75	75,661

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.15%, 06/19/23 (Call 05/19/23)	$125	$126,542
4.20%, 11/06/21	50	51,018
PACCAR Financial Corp.
2.65%, 05/10/22	25	25,234
2.80%, 03/01/21	25	25,177
Toyota Motor Credit Corp.
2.15%, 09/08/22	350	347,476
2.25%, 10/18/23	25	24,745
2.65%, 04/12/22	25	25,183
2.90%, 04/17/24	25	25,442
2.95%, 04/13/21	25	25,258
3.40%, 09/15/21	25	25,571
3.40%, 04/14/25	25	26,148

		2,026,941

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	35	36,217

Banks — 7.4%
Australia & New Zealand Banking Group Ltd./New York NY, 2.30%, 06/01/21	250	248,915
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,878
2.37%, 07/21/21 (Call 07/21/20)(b)	25	24,919
2.74%, 01/23/22 (Call 01/23/21)(b)	75	75,025
2.82%, 07/21/23 (Call 07/21/22)(b)	25	24,940
2.88%, 04/24/23 (Call 04/24/22)(b)	50	50,099
3.00%, 12/20/23 (Call 12/20/22)(b)	110	110,467
3.30%, 01/11/23	100	101,842
3.42%, 12/20/28 (Call 12/20/27)(b)	75	74,880
3.55%, 03/05/24 (Call 03/05/23)(b)	100	102,195
3.56%, 04/23/27 (Call 04/23/26)(b)	200	203,632
3.82%, 01/20/28 (Call 01/20/27)(b)	50	51,366
3.86%, 07/23/24 (Call 07/23/23)(b)	25	25,886
3.95%, 01/23/49 (Call 01/23/48)(b)	50	50,368
4.00%, 04/01/24	250	262,050
4.13%, 01/22/24	65	68,531
4.20%, 08/26/24	250	261,190
4.27%, 07/23/29 (Call 07/23/28)(b)	25	26,483
4.45%, 03/03/26	400	421,436
5.00%, 01/21/44	30	34,801
Bank of Montreal
1.90%, 08/27/21	85	83,979
2.90%, 03/26/22	75	75,662
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	275	273,067
2.45%, 11/27/20 (Call 10/27/20)	25	25,013
3.50%, 04/28/23	555	573,398
3.55%, 09/23/21 (Call 08/23/21)	20	20,421
3.65%, 02/04/24 (Call 01/05/24)	25	26,006
Series G, 3.00%, 02/24/25 (Call 01/24/25)	25	25,356
Bank of Nova Scotia (The)
4.38%, 01/13/21	25	25,768
4.50%, 12/16/25	200	212,688
Barclays PLC
3.65%, 03/16/25	200	196,694
3.93%, 05/07/25 (Call 05/07/24)(b)	200	198,908
BNP Paribas SA, 5.00%, 01/15/21	51	52,922
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	375	376,436

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.70%, 03/30/21	$100	$100,072
2.70%, 10/27/22 (Call 09/27/22)	250	249,280
3.14%, 01/24/23 (Call 01/24/22)(b)	50	50,340
3.52%, 10/27/28 (Call 10/27/27)(b)	110	110,289
3.70%, 01/12/26	550	566,901
3.75%, 06/16/24	50	51,973
3.88%, 03/26/25	50	51,247
3.88%, 01/24/39 (Call 01/22/38)(b)	25	24,964
3.98%, 03/20/30 (Call 03/20/29)(b)	50	51,725
4.04%, 06/01/24 (Call 06/01/23)(b)	100	103,980
4.08%, 04/23/29 (Call 04/23/28)(b)	50	52,198
4.13%, 07/25/28	25	25,635
4.65%, 07/23/48 (Call 06/23/48)	350	387,191
5.30%, 05/06/44	50	57,175
5.50%, 09/13/25	25	27,774
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	50	49,588
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	25	26,363
Cooperatieve Rabobank UA
3.75%, 07/21/26	300	299,529
5.25%, 05/24/41	200	246,422
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	154,215
Deutsche Bank AG
2.95%, 08/20/20	50	49,771
4.10%, 01/13/26(a)	25	24,631
Deutsche Bank AG/London, 3.70%, 05/30/24	350	341,568
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	55	55,223
3.95%, 03/14/28 (Call 02/14/28)	150	158,544
4.30%, 01/16/24 (Call 12/16/23)	515	546,631
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	75	74,352
2.75%, 09/15/20 (Call 08/15/20)	300	300,537
2.88%, 02/25/21 (Call 01/25/21)	50	50,188
3.20%, 02/23/23 (Call 01/23/23)	50	50,541
3.27%, 09/29/25 (Call 09/29/24)(b)	50	49,776
3.50%, 01/23/25 (Call 10/23/24)	250	253,282
3.50%, 11/16/26 (Call 11/16/25)	50	50,181
3.75%, 05/22/25 (Call 02/22/25)	33	33,784
3.81%, 04/23/29 (Call 04/23/28)(b)	25	25,208
4.02%, 10/31/38 (Call 10/31/37)(b)	35	34,679
4.22%, 05/01/29 (Call 05/01/28)(b)	75	77,914
4.25%, 10/21/25	300	310,548
4.75%, 10/21/45 (Call 04/21/45)	25	27,354
5.75%, 01/24/22	147	157,988
5.95%, 01/15/27	27	30,950
6.25%, 02/01/41	25	32,148
6.75%, 10/01/37	150	189,561
Series D, 6.00%, 06/15/20	50	51,670
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(b)	200	206,256
4.00%, 03/30/22	250	258,920
4.04%, 03/13/28 (Call 03/13/27)(b)	250	255,882
6.80%, 06/01/38	350	454,069
JPMorgan Chase & Co.
2.55%, 10/29/20 (Call 09/29/20)	100	99,991
2.95%, 10/01/26 (Call 07/01/26)	75	74,112

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.97%, 01/15/23 (Call 01/15/22)	$1,075	$1,082,084
3.13%, 01/23/25 (Call 10/23/24)	25	25,203
3.51%, 06/18/22 (Call 06/18/21)(b)	100	101,594
3.51%, 01/23/29 (Call 01/23/28)(b)	50	50,425
3.56%, 04/23/24 (Call 04/23/23)(b)	248	253,892
3.80%, 07/23/24 (Call 07/23/23)(b)	75	77,660
3.88%, 07/24/38 (Call 07/24/37)(b)	25	25,206
3.90%, 01/23/49 (Call 01/23/48)(b)	25	25,028
3.96%, 11/15/48 (Call 11/15/47)(b)	325	331,198
4.20%, 07/23/29 (Call 07/23/28)(b)	55	58,417
4.25%, 10/01/27	50	52,714
4.26%, 02/22/48 (Call 02/22/47)(b)	25	26,592
5.60%, 07/15/41	25	31,291
6.40%, 05/15/38	35	46,594
KeyCorp., 5.10%, 03/24/21	85	88,811
KfW
0.00%, 04/18/36(c)	25	16,107
0.00%, 06/29/37(c)	10	6,251
1.63%, 03/15/21	100	99,261
2.00%, 05/02/25	50	49,803
2.13%, 06/15/22	145	145,621
2.13%, 01/17/23	25	25,116
2.38%, 08/25/21	100	100,835
2.50%, 02/15/22	500	506,730
2.50%, 11/20/24	429	439,017
2.63%, 01/25/22	50	50,821
2.88%, 04/03/28	25	26,311
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	25	24,925
2.38%, 06/10/25	50	50,814
Series 37, 2.50%, 11/15/27	25	25,541
Lloyds Bank PLC, 3.30%, 05/07/21	200	202,282
Lloyds Banking Group PLC, 3.75%, 01/11/27	250	247,155
Mitsubishi UFJ Financial Group Inc.
3.46%, 03/02/23	25	25,645
3.68%, 02/22/27	50	52,383
3.78%, 03/02/25	25	26,214
3.96%, 03/02/28	50	53,800
Morgan Stanley
2.75%, 05/19/22	25	24,992
3.13%, 01/23/23	50	50,483
3.13%, 07/27/26	450	446,692
3.77%, 01/24/29 (Call 01/24/28)(b)	50	51,050
3.95%, 04/23/27	50	50,975
4.00%, 07/23/25	250	261,482
4.10%, 05/22/23	30	31,150
4.30%, 01/27/45	310	324,595
4.35%, 09/08/26	50	52,392
4.38%, 01/22/47	25	26,593
4.43%, 01/23/30 (Call 01/23/29)(b)	30	32,193
4.46%, 04/22/39 (Call 04/22/38)(b)	25	26,472
5.50%, 07/28/21	300	317,430
MUFG Americas Holdings Corp., 3.50%, 06/18/22	25	25,562
Northern Trust Corp.
2.38%, 08/02/22	25	25,057
3.15%, 05/03/29 (Call 02/03/29)	25	25,394
3.38%, 08/23/21	25	25,571
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	100	100,729
Royal Bank of Canada
2.15%, 10/26/20	55	54,798
2.35%, 10/30/20	40	39,988

Security	Par (000)	Value

Banks (continued)
2.80%, 04/29/22	$100	$100,729
4.65%, 01/27/26	25	26,972
Royal Bank of Scotland Group PLC
5.08%, 01/27/30 (Call 01/27/29)(b)	250	264,180
6.00%, 12/19/23	100	106,855
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	75	78,574
Santander UK PLC, 4.00%, 03/13/24	25	26,111
State Street Corp., 4.38%, 03/07/21	25	25,847
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	49,071
2.78%, 10/18/22	50	50,277
2.93%, 03/09/21	85	85,580
3.10%, 01/17/23	25	25,363
3.35%, 10/18/27	75	77,042
3.45%, 01/11/27	250	258,442
3.54%, 01/17/28	25	26,048
SunTrust Bank/Atlanta GA
3.00%, 02/02/23 (Call 01/02/23)	75	75,883
4.05%, 11/03/25 (Call 09/03/25)	300	319,644
SVB Financial Group, 3.50%, 01/29/25	100	100,411
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	118,222
Toronto-Dominion Bank (The)
1.80%, 07/13/21	400	395,004
2.13%, 04/07/21	50	49,703
2.50%, 12/14/20	25	25,048
2.55%, 01/25/21	50	50,148
3.00%, 06/11/20	50	50,348
3.25%, 06/11/21	25	25,412
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	25	25,334
Series V, 2.38%, 07/22/26 (Call 06/22/26)	125	121,626
Wells Fargo & Co.
2.55%, 12/07/20	50	50,015
2.60%, 07/22/20	65	65,064
3.30%, 09/09/24	50	50,940
3.50%, 03/08/22	25	25,562
3.55%, 09/29/25	25	25,671
3.58%, 05/22/28 (Call 05/22/27)(b)	50	50,776
3.75%, 01/24/24 (Call 12/24/23)	40	41,519
3.90%, 05/01/45	50	50,761
4.15%, 01/24/29 (Call 10/25/28)	50	52,755
4.48%, 01/16/24	1,025	1,084,573
4.65%, 11/04/44	25	26,558
4.75%, 12/07/46	50	53,912
4.90%, 11/17/45	25	27,533
5.61%, 01/15/44	25	29,880
Wells Fargo Capital X, 5.95%, 12/01/86	50	57,836
Westpac Banking Corp.
2.10%, 05/13/21	30	29,754
2.50%, 06/28/22	25	24,973
2.65%, 01/25/21	25	25,067
3.35%, 03/08/27	25	25,741
3.65%, 05/15/23	25	25,915

		22,250,959

Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	35	35,758
4.70%, 02/01/36 (Call 08/01/35)	125	129,135

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.90%, 02/01/46 (Call 08/01/45)	$500	$519,960
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	45	45,795
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	138	122,781
4.00%, 04/13/28 (Call 01/13/28)	25	25,971
4.60%, 04/15/48 (Call 10/15/47)	25	24,878
5.55%, 01/23/49 (Call 07/23/48)	75	85,155
8.00%, 11/15/39	50	71,088
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	103	104,323
Coca-Cola Co. (The)
2.90%, 05/25/27	15	15,188
3.20%, 11/01/23	275	284,707
3.30%, 09/01/21	50	51,119
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	50	50,534
3.70%, 12/06/26 (Call 09/06/26)	275	280,052
Diageo Capital PLC
4.83%, 07/15/20	25	25,633
5.88%, 09/30/36	25	32,020
Diageo Investment Corp., 8.00%, 09/15/22	25	29,125
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	15	14,759
4.60%, 05/25/28 (Call 02/25/28)(d)	125	133,500
5.09%, 05/25/48 (Call 11/25/47)(a)(d)	15	15,983
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	25	24,700
5.00%, 05/01/42	125	126,786
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	40	39,946
2.75%, 04/30/25 (Call 01/30/25)	46	46,534
3.00%, 10/15/27 (Call 07/15/27)	15	15,205
4.00%, 05/02/47 (Call 11/02/46)	50	53,339

		2,403,974

Biotechnology — 0.6%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	35	34,232
2.60%, 08/19/26 (Call 05/19/26)	50	48,269
3.13%, 05/01/25 (Call 02/01/25)	275	278,300
3.45%, 10/01/20	25	25,308
3.63%, 05/15/22 (Call 02/15/22)	25	25,643
4.66%, 06/15/51 (Call 12/15/50)	225	232,612
6.40%, 02/01/39	25	31,242
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	8	9,493
Biogen Inc.
2.90%, 09/15/20	30	30,105
5.20%, 09/15/45 (Call 03/15/45)	25	27,816
Celgene Corp.
2.88%, 08/15/20	50	50,204
3.63%, 05/15/24 (Call 02/15/24)	250	258,355
4.00%, 08/15/23	25	26,068
4.35%, 11/15/47 (Call 05/15/47)	25	26,438
5.00%, 08/15/45 (Call 02/15/45)	25	28,859
Gilead Sciences Inc.
2.55%, 09/01/20	25	25,020
3.25%, 09/01/22 (Call 07/01/22)	25	25,507
3.50%, 02/01/25 (Call 11/01/24)	35	36,028
3.65%, 03/01/26 (Call 12/01/25)	120	124,352
4.00%, 09/01/36 (Call 03/01/36)	20	20,366
4.40%, 12/01/21 (Call 09/01/21)	25	26,028

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$250	$272,745
5.65%, 12/01/41 (Call 06/01/41)	25	29,835

		1,692,825

Building Materials — 0.1%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	85	84,385
5.13%, 09/14/45 (Call 03/14/45)	2	2,206
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	24,638
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	20,788
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	25	25,873
4.40%, 01/30/48 (Call 07/30/47)	15	12,817
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	25	26,342

		197,049

Chemicals — 0.7%
Air Products & Chemicals Inc., 2.75%, 02/03/23	25	25,235
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	35	36,799
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	125	127,547
3.63%, 05/15/26 (Call 03/15/26)(d)	30	30,286
4.25%, 11/15/20 (Call 08/15/20)	30	30,588
4.25%, 10/01/34 (Call 04/01/34)	25	25,028
4.80%, 05/15/49 (Call 11/15/48)(a)(d)	25	25,082
5.25%, 11/15/41 (Call 08/15/41)	15	15,875
DowDuPont Inc., 5.32%, 11/15/38 (Call 05/15/38)	300	337,836
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	13	13,293
3.80%, 03/15/25 (Call 12/15/24)	100	103,733
4.50%, 12/01/28 (Call 09/01/28)	25	26,198
LYB International Finance BV, 5.25%, 07/15/43	25	25,935
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	152,830
4.05%, 11/15/27 (Call 08/15/27)	165	166,607
4.25%, 11/15/23 (Call 08/15/23)	125	130,834
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	113	114,006
4.00%, 12/15/26 (Call 09/15/26)	100	102,090
4.90%, 06/01/43 (Call 12/01/42)	25	25,695
PPG Industries Inc.
3.60%, 11/15/20	25	25,382
3.75%, 03/15/28 (Call 12/15/27)(a)	10	10,347
Praxair Inc.
2.25%, 09/24/20	25	24,992
2.45%, 02/15/22 (Call 11/15/21)	25	25,064
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	15	13,188
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	275	274,395
4.50%, 06/01/47 (Call 12/01/46)	25	24,785
Syngenta Finance NV, 3.13%, 03/28/22	29	28,749
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	125	123,574

		2,065,973

Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	25	24,995
3.38%, 09/15/25 (Call 06/15/25)	16	16,684
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	125	132,769

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	$35	$37,204
CommonSpirit Health, 4.35%, 11/01/42	25	24,990
Ecolab Inc., 4.35%, 12/08/21	27	28,214
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	25	25,446
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	7	7,228
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	35	35,148
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	25	25,327
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	275	294,511
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	30,794
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	26,323

		709,633

Computers — 0.9%
Apple Inc.
2.00%, 11/13/20	25	24,912
2.15%, 02/09/22	320	318,832
2.40%, 01/13/23 (Call 12/13/22)	25	24,978
2.40%, 05/03/23	86	85,787
2.50%, 02/09/22 (Call 01/09/22)	73	73,173
2.50%, 02/09/25	53	52,464
2.75%, 01/13/25 (Call 11/13/24)	25	25,066
3.00%, 11/13/27 (Call 08/13/27)	25	25,089
3.20%, 05/11/27 (Call 02/11/27)	45	45,797
3.45%, 02/09/45	30	28,595
3.85%, 05/04/43	445	451,715
4.38%, 05/13/45	25	27,256
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(d)	195	199,857
5.45%, 06/15/23 (Call 04/15/23)(d)	175	185,889
6.02%, 06/15/26 (Call 03/15/26)(d)	50	54,016
8.10%, 07/15/36 (Call 01/15/36)(d)	25	29,953
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	342	345,957
4.90%, 10/15/25 (Call 07/15/25)	20	21,339
HP Inc., 3.75%, 12/01/20	17	17,270
International Business Machines Corp. 2.90%, 11/01/21	100	100,890
3.38%, 08/01/23	100	102,606
3.50%, 05/15/29	100	101,862
4.15%, 05/15/39	100	102,422
4.70%, 02/19/46	40	43,813
6.22%, 08/01/27	25	30,443
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	40	40,190
4.75%, 06/01/23	25	25,431
4.75%, 01/01/25	225	222,190
		2,807,792

Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The)
2.15%, 08/11/22	15	14,990
2.30%, 02/06/22	250	250,710
3.10%, 08/15/23	40	41,357
Unilever Capital Corp., 5.90%, 11/15/32	25	32,304

		339,361

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	25	27,350

Security	Par (000)	Value

Diversified Financial Services — 1.9%
Affiliated Managers Group Inc., 3.50%, 08/01/25	$25	$25,456
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	40	39,473
3.63%, 12/01/27 (Call 09/01/27)	25	24,152
3.75%, 06/01/26 (Call 04/01/26)	50	49,686
Aircastle Ltd., 5.50%, 02/15/22	515	542,213
American Express Co.
3.38%, 05/17/21 (Call 04/17/21)	275	278,646
3.63%, 12/05/24 (Call 11/04/24)	25	25,949
4.05%, 12/03/42	25	26,446
4.20%, 11/06/25 (Call 10/06/25)	300	321,750
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	300	298,305
Series F, 2.60%, 09/14/20 (Call 08/14/20)	30	30,043
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	15	15,024
4.00%, 04/01/24 (Call 02/01/24)	40	41,461
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	500	503,070
3.50%, 06/15/23	75	77,044
3.75%, 04/24/24 (Call 03/24/24)	20	20,646
3.75%, 03/09/27 (Call 02/09/27)	225	225,002
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	25	25,907
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	15	15,079
3.20%, 01/25/28 (Call 10/25/27)	40	40,472
3.25%, 05/21/21 (Call 04/21/21)	25	25,395
3.25%, 05/22/29 (Call 02/22/29)	25	25,314
3.45%, 02/13/26 (Call 11/13/25)	10	10,285
4.45%, 07/22/20	25	25,560
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	75	93,700
Credit Suisse USA Inc., 7.13%, 07/15/32	330	451,800
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	50,760
3.85%, 11/21/22	125	128,715
3.95%, 11/06/24 (Call 08/06/24)	25	25,804
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	65	67,479
Franklin Resources Inc., 2.85%, 03/30/25	15	15,122
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	515	509,732
4.42%, 11/15/35	200	189,674
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	50	50,126
3.75%, 12/01/25 (Call 09/01/25)	48	50,549
4.25%, 09/21/48 (Call 03/21/48)	100	107,382
International Lease Finance Corp.
8.25%, 12/15/20	20	21,554
8.63%, 01/15/22	50	56,728
Invesco Finance PLC, 4.00%, 01/30/24	25	26,154
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	225	229,399
Lazard Group LLC, 3.75%, 02/13/25	15	15,344
Mastercard Inc., 3.38%, 04/01/24	125	130,335
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	25	24,858
2.35%, 06/15/20 (Call 05/15/20)	25	24,911
3.40%, 02/07/28 (Call 11/07/27)	125	129,241
ORIX Corp., 3.25%, 12/04/24	25	25,474

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Raymond James Financial Inc., 3.63%, 09/15/26	$25	$25,360
Stifel Financial Corp., 4.25%, 07/18/24	52	53,886
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	10	9,672
4.25%, 08/15/24 (Call 05/15/24)	25	25,533
4.50%, 07/23/25 (Call 04/24/25)	100	102,630
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	25	25,276
3.30%, 04/01/27 (Call 01/01/27)	33	33,578
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	135	149,033
4.30%, 12/14/45 (Call 06/14/45)	125	141,541

		5,703,728

Electric — 2.3%
AEP Texas Inc., Series G, 4.15%, 05/01/49 (Call 11/01/48)	40	41,797
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	25	24,982
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	100	102,469
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	15	16,225
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	75	75,230
Baltimore Gas & Electric Co., 3.75%, 08/15/47 (Call 02/15/47)	150	150,372
Berkshire Hathaway Energy Co., 5.95%, 05/15/37	25	31,865
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	25	26,188
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42 (Call 02/01/42)	15	14,786
Commonwealth Edison Co., 4.00%, 03/01/49 (Call 09/01/48)	. 25	25,992
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	16,024
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	260	279,412
4.63%, 12/01/54 (Call 06/01/54)	25	27,539
Series 08-B, 6.75%, 04/01/38	15	20,768
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	25,783
4.05%, 05/15/48 (Call 11/15/47)	125	134,419
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	295	314,721
Series B, 5.95%, 06/15/35	125	150,229
Series E, 6.30%, 03/15/33	25	31,406
Dominion Energy South Carolina Inc., 5.10%, 06/01/65 (Call 12/01/64)	25	30,476
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	26,028
3.70%, 06/01/46 (Call 12/01/45)	25	25,173
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	50	48,533
3.80%, 03/15/27 (Call 12/15/26)	75	77,610
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	25,066
2.95%, 12/01/26 (Call 09/01/26)	25	25,134
3.88%, 03/15/46 (Call 09/15/45)	25	25,554
5.30%, 02/15/40	30	36,585
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	46	45,751
3.55%, 09/15/21 (Call 06/15/21)	125	127,275
3.75%, 09/01/46 (Call 03/01/46)	250	234,355
3.95%, 08/15/47 (Call 02/15/47)	25	24,358
Duke Energy Florida LLC, 6.35%, 09/15/37	25	33,519

Security	Par (000)	Value

Electric (continued)
Duke Energy Indiana LLC, 6.45%, 04/01/39	$25	$34,373
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	14,574
4.10%, 03/15/43 (Call 09/15/42)	15	15,747
Edison International
2.40%, 09/15/22 (Call 08/15/22)	125	117,469
4.13%, 03/15/28 (Call 12/15/27)	50	47,404
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	14,961
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	175	180,558
3.75%, 02/15/21 (Call 11/15/20)	25	25,448
4.20%, 04/01/49 (Call 10/01/48)	25	26,755
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	15,192
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	25,256
Series K, 2.75%, 03/15/22 (Call 02/15/22)	115	115,569
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	25	24,821
3.50%, 06/01/22 (Call 05/01/22)	127	129,112
4.45%, 04/15/46 (Call 10/15/45)	23	23,999
4.95%, 06/15/35 (Call 12/15/34)	25	27,483
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	29,092
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	100	102,645
Series B, 4.25%, 03/15/23 (Call 12/15/22)	25	26,201
Series C, 4.85%, 07/15/47 (Call 01/15/47)	170	185,373
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	15	15,153
4.05%, 10/01/44 (Call 04/01/44)	25	26,787
4.13%, 06/01/48 (Call 12/01/47)	15	16,594
5.69%, 03/01/40	25	32,013
Georgia Power Co.
4.30%, 03/15/42	230	238,259
Series 10-C, 4.75%, 09/01/40	125	135,990
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	39,936
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28).	25	26,563
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	47,305
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	26,118
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	100	106,682
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	18,178
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	25,811
MidAmerican Energy Co., 4.25%, 05/01/46 (Call 11/01/45)	25	27,225
Nevada Power Co., Series N, 6.65%, 04/01/36	50	67,301
NextEra Energy Capital Holdings Inc.
3.15%, 04/01/24 (Call 03/01/24)	150	151,735
3.50%, 04/01/29 (Call 01/01/29)	130	132,911
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	25	24,766
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	25	25,527
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	25	25,873
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	15,693
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)(d)	30	31,716
4.55%, 12/01/41 (Call 06/01/41)	25	28,319
7.00%, 09/01/22	25	28,399
PacifiCorp, 4.15%, 02/15/50 (Call 08/15/49)	250	268,535
Pinnacle West Capital Corp., 2.25%, 11/30/20	125	124,161
PNM Resources Inc., 3.25%, 03/09/21	25	25,146

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	$25	$26,439
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	40	39,296
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	10	10,769
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	125	129,201
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	175	186,144
4.30%, 03/15/44 (Call 09/15/43)	25	27,597
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	25	24,957
3.20%, 05/15/29 (Call 02/15/29)	50	51,028
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	110	117,624
Puget Sound Energy Inc., 6.27%, 03/15/37	25	32,573
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	25,633
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	23,780
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	25,378
4.00%, 02/01/48 (Call 08/01/47)	100	93,890
6.00%, 10/15/39	10	12,018
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	15	15,677
6.05%, 03/15/39	100	118,837
Series 08-A, 5.95%, 02/01/38	62	72,562
Series D, 3.40%, 06/01/23 (Call 05/01/23)	100	101,316
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	25	25,639
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)	125	126,317
Southern Power Co., Series F, 4.95%, 12/15/46 (Call 06/15/46)	25	26,337
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48 (Call 08/01/47)	25	24,062
TransAlta Corp., 6.50%, 03/15/40	10	10,251
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	26	25,975
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	15	15,561
3.90%, 09/15/42 (Call 03/15/42)	25	25,735
Virginia Electric & Power Co.
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	15,861
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	27,991
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	20	20,160
Wisconsin Public Service Corp.
3.35%, 11/21/21	10	10,217
4.75%, 11/01/44 (Call 05/01/44)	20	23,219
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	25,480
3.35%, 12/01/26 (Call 06/01/26)	25	25,460

		6,773,336

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	30	30,766

Electronics — 0.2%
Agilent Technologies Inc., 5.00%, 07/15/20	25	25,669
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	100	98,054
4.50%, 03/01/23 (Call 12/01/22)	50	52,121
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	25	25,502

Security	Par (000)	Value

Electronics (continued)
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	$125	$123,517
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	25	25,927
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	25	24,097
5.63%, 12/15/20	25	26,002
Legrand France SA, 8.50%, 02/15/25	15	18,888
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	25	26,061
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	43	44,833
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	25	25,644

		516,315

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	40	40,468

Environmental Control — 0.1%
Republic Services Inc.
3.95%, 05/15/28 (Call 02/15/28)	40	42,525
4.75%, 05/15/23 (Call 02/15/23)	25	26,711
5.70%, 05/15/41 (Call 11/15/40)	10	12,427
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	25	25,377
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	25,470
3.45%, 06/15/29 (Call 03/15/29)	25	25,563
4.10%, 03/01/45 (Call 09/01/44)	15	15,657

		173,730

Food — 0.8%
Campbell Soup Co.
2.50%, 08/02/22	25	24,715
3.65%, 03/15/23 (Call 02/15/23)	125	127,591
3.95%, 03/15/25 (Call 01/15/25)	150	153,468
4.15%, 03/15/28 (Call 12/15/27)	110	111,350
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	125	126,532
4.85%, 11/01/28 (Call 08/01/28)	25	26,857
7.00%, 10/01/28	15	18,266
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	25	25,000
4.70%, 04/17/48 (Call 10/17/47)(a)	205	210,307
Hershey Co. (The)
3.10%, 05/15/21	25	25,320
3.38%, 05/15/23 (Call 04/15/23)	15	15,498
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	25	24,466
JM Smucker Co. (The), 3.50%, 03/15/25	145	147,854
Kellogg Co.
2.65%, 12/01/23	15	14,984
3.25%, 04/01/26	125	125,119
4.30%, 05/15/28 (Call 02/15/28)	125	132,684
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	5	5,601
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	25	25,019
3.00%, 06/01/26 (Call 03/01/26)	115	108,478
3.38%, 06/15/21	25	25,313
3.95%, 07/15/25 (Call 04/15/25)	25	25,401
4.00%, 06/15/23 (Call 05/15/23)	80	82,717
4.38%, 06/01/46 (Call 12/01/45)	265	233,065
5.00%, 07/15/35 (Call 01/15/35)	25	24,828
5.20%, 07/15/45 (Call 01/15/45)	25	24,352
6.50%, 02/09/40	25	27,646

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	$50	$50,497
4.45%, 02/01/47 (Call 08/01/46)	125	117,222
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	26,611
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	125	125,986
3.55%, 03/15/25 (Call 01/15/25)	25	25,822
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	250	252,582
4.88%, 08/15/34 (Call 02/15/34)	25	27,329

		2,518,480

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	15	15,834
5.50%, 01/17/27	35	36,921
Georgia-Pacific LLC, 8.00%, 01/15/24	90	110,468
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	194,096
3.65%, 06/15/24 (Call 03/15/24)	15	15,545
4.80%, 06/15/44 (Call 12/15/43)	25	24,761
5.00%, 09/15/35 (Call 03/15/35)	116	123,389
7.30%, 11/15/39	25	31,546

		552,560

Gas — 0.2%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	26,253
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	25	26,221
4.50%, 01/15/21 (Call 10/15/20)	25	25,628
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	41	41,106
4.60%, 12/15/44 (Call 06/15/44)	15	16,249
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	100	101,720
3.95%, 09/15/27 (Call 06/15/27)	25	24,595
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	25	25,348
4.38%, 05/15/47 (Call 11/15/46)	65	67,053
4.80%, 02/15/44 (Call 08/15/43)	122	131,767
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	17,076
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	50	50,862
Southern California Gas Co., 3.95%, 02/15/50	75	75,656
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	15	15,599

		645,133

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	65	67,254

Health Care – Products — 0.5%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	28	29,541
4.75%, 11/30/36 (Call 05/30/36)	25	28,361
4.90%, 11/30/46 (Call 05/30/46)	125	147,071
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	25	24,544
Becton Dickinson and Co.
3.25%, 11/12/20	25	25,171
3.73%, 12/15/24 (Call 09/15/24)	165	169,927
5.00%, 11/12/40	35	37,710

Security	Par (000)	Value

Health Care – Products (continued)
Boston Scientific Corp.
3.85%, 05/15/25	$25	$26,194
4.00%, 03/01/28 (Call 12/01/27)	275	288,002
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	50	50,506
3.13%, 03/15/22 (Call 12/15/21)	25	25,449
3.50%, 03/15/25	115	119,943
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	72	74,064
4.38%, 05/15/44 (Call 12/15/43)	25	26,555
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	175	177,644
3.65%, 12/15/25 (Call 09/09/25)	50	52,005
4.50%, 03/01/21	25	25,767
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	175	176,629
3.55%, 04/01/25 (Call 01/01/25)	25	25,326

		1,530,409

Health Care – Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	21,648
6.75%, 12/15/37	15	18,273
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	25	25,109
3.65%, 12/01/27 (Call 09/01/27)	60	60,527
4.10%, 03/01/28 (Call 12/01/27)	265	275,987
4.55%, 03/01/48 (Call 09/01/47)	25	25,614
4.65%, 01/15/43	25	25,866
Ascension Health, 3.95%, 11/15/46	25	26,622
Cigna Holding Co.
3.88%, 10/15/47 (Call 04/15/47)	25	21,966
4.00%, 02/15/22 (Call 11/15/21)	45	46,263
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	385	402,879
HCA Inc., 5.00%, 03/15/24	95	101,616
Humana Inc.
2.50%, 12/15/20	25	24,916
4.95%, 10/01/44 (Call 04/01/44)	17	17,709
Kaiser Foundation Hospitals, 4.88%, 04/01/42	25	29,854
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	25	25,027
3.75%, 08/23/22 (Call 05/23/22)	25	25,706
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	16,486
Quest Diagnostics Inc., 4.70%, 04/01/21	25	25,859
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	275	277,406
3.15%, 06/15/21	25	25,353
3.38%, 04/15/27	10	10,223
3.45%, 01/15/27	15	15,433
3.50%, 06/15/23	25	25,856
3.75%, 07/15/25	35	36,724
3.85%, 06/15/28	125	132,257
4.75%, 07/15/45	50	56,651
5.80%, 03/15/36	25	31,178
6.88%, 02/15/38	245	342,294

		2,171,302

Holding Companies – Diversified — 0.0%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	25	25,143

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	$25	$24,358
Whirlpool Corp., 4.85%, 06/15/21	50	52,063

		76,421

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	25,329
3.90%, 05/15/28 (Call 02/15/28)	15	15,931
Kimberly-Clark Corp.
3.05%, 08/15/25	25	25,608
3.20%, 04/25/29 (Call 01/25/29)	50	51,343
3.95%, 11/01/28 (Call 08/01/28)	25	27,189

		145,400

Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	15	15,087
4.20%, 04/01/26 (Call 01/01/26)	125	121,858
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	25	25,714

		162,659

Insurance — 1.3%
Aflac Inc., 3.63%, 11/15/24	45	46,797
Alleghany Corp., 4.95%, 06/27/22	10	10,651
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	25	25,288
Allstate Corp. (The)
4.50%, 06/15/43	23	25,363
5.55%, 05/09/35	15	18,325
Alterra Finance LLC, 6.25%, 09/30/20	25	26,073
American International Group Inc.
3.38%, 08/15/20	25	25,213
3.90%, 04/01/26 (Call 01/01/26)	125	127,851
4.13%, 02/15/24	3	3,152
4.38%, 01/15/55 (Call 07/15/54)	25	23,932
4.80%, 07/10/45 (Call 01/10/45)	215	224,193
6.25%, 05/01/36	25	30,009
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	75	76,245
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	26,077
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	300	294,030
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	25	25,142
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	100	101,500
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	25	27,333
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	200	203,178
3.40%, 01/31/22	61	62,876
4.50%, 02/11/43	15	16,715
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	23,244
Chubb INA Holdings Inc.
2.70%, 03/13/23	25	25,184
3.35%, 05/15/24	25	25,880
3.35%, 05/03/26 (Call 02/03/26)	15	15,465
4.35%, 11/03/45 (Call 05/03/45)	25	28,082
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	15	15,618
4.50%, 03/01/26 (Call 12/01/25)	70	74,511
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	25	24,904
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	25	31,565

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	$15	$15,398
7.00%, 06/15/40	115	155,464
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	25,013
Manulife Financial Corp., 4.15%, 03/04/26	65	69,154
Markel Corp., 5.00%, 05/20/49 (Call 11/20/48)	25	25,740
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	225	225,693
3.50%, 06/03/24 (Call 03/03/24)	25	25,722
3.75%, 03/14/26 (Call 12/14/25)	25	26,006
4.38%, 03/15/29 (Call 12/15/28)	295	317,801
MetLife Inc.
3.00%, 03/01/25	5	5,078
3.60%, 11/13/25 (Call 08/13/25)	25	26,070
4.05%, 03/01/45	25	25,779
4.13%, 08/13/42	275	285,783
4.60%, 05/13/46 (Call 12/13/45)	15	16,770
6.38%, 06/15/34	25	33,198
Series D, 4.37%, 09/15/23	115	123,047
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)	75	80,662
Principal Financial Group Inc., 4.63%, 09/15/42	15	16,037
Progressive Corp. (The)
3.70%, 01/26/45	25	25,125
3.75%, 08/23/21	15	15,432
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	15	16,007
4.50%, 11/16/21	25	26,137
5.20%, 03/15/44 (Call 03/15/24)(b)	110	111,716
5.38%, 05/15/45 (Call 05/15/25)(b)	75	76,804
5.63%, 06/15/43 (Call 06/15/23)(b)	80	83,587
5.70%, 12/14/36	25	30,880
Reinsurance Group of America Inc., 5.00%, 06/01/21	25	26,061
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	25	25,093
Sompo International Holdings Ltd., 4.70%, 10/15/22	30	31,314
Travelers Companies Inc. (The)
3.90%, 11/01/20	34	34,698
4.60%, 08/01/43	25	28,459
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	26,261
Unum Group, 5.63%, 09/15/20	50	51,802

		3,792,187

Internet — 0.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	300	303,219
4.00%, 12/06/37 (Call 06/06/37)	50	49,362
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	50	49,931
2.50%, 11/29/22 (Call 08/29/22)	28	28,134
3.88%, 08/22/37 (Call 02/22/37)	25	26,662
4.05%, 08/22/47 (Call 02/22/47)	125	135,584
4.25%, 08/22/57 (Call 02/22/57)	25	27,443
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	50	50,336
eBay Inc.
2.15%, 06/05/20	25	24,906
2.60%, 07/15/22 (Call 04/15/22)	15	14,937
4.00%, 07/15/42 (Call 01/15/42)	65	57,884
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	30	31,664

		800,062

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.0%
ArcelorMittal, 6.13%, 06/01/25	$50	$55,225
Vale Overseas Ltd., 6.88%, 11/21/36	55	61,629

		116,854

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	275	279,887
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	125	124,545
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25	26,964

		431,396

Lodging — 0.0%
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	125	128,812

Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	75	79,883
Caterpillar Financial Services Corp.
1.85%, 09/04/20	25	24,824
2.40%, 06/06/22	45	44,907
2.63%, 03/01/23	50	50,014
2.85%, 05/17/24	80	80,591
2.90%, 03/15/21	25	25,213
3.25%, 12/01/24	45	46,219
3.45%, 05/15/23	15	15,507
Series I, 2.65%, 05/17/21	40	40,173
Caterpillar Inc., 4.75%, 05/15/64 (Call 11/15/63)	15	17,579
CNH Industrial Capital LLC, 4.38%, 04/05/22	25	25,835
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	17,139
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	15	15,021
3.90%, 06/09/42 (Call 12/09/41)	15	15,903
5.38%, 10/16/29	15	18,060
John Deere Capital Corp.
3.45%, 06/07/23	10	10,346
3.45%, 03/13/25	265	275,854
3.90%, 07/12/21	25	25,749
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	25	25,264
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	50	50,209
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	25	23,761

		928,051

Manufacturing — 0.4%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	25	24,859
2.88%, 10/15/27 (Call 07/15/27)	25	24,845
3.88%, 06/15/44	15	15,395
4.00%, 09/14/48 (Call 03/14/48)	100	104,118
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	25,520
Eaton Corp.
4.00%, 11/02/32	15	16,083
4.15%, 11/02/42	65	67,196
General Electric Co.
4.38%, 09/16/20	200	203,864
4.50%, 03/11/44	25	23,501
4.65%, 10/17/21	36	37,395
5.88%, 01/14/38	265	291,290
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,493
4.88%, 09/15/41 (Call 03/15/41)	15	17,897
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/29 (Call 12/21/28)	25	25,546
4.65%, 11/01/44 (Call 05/01/44)	15	15,903

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	$75	$75,930
3.30%, 11/21/24 (Call 08/21/24)	115	117,838
4.20%, 11/21/34 (Call 05/21/34)	15	16,250
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	25	26,375

		1,155,298

Media — 1.6%
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	250	246,590
2.90%, 01/15/27 (Call 10/15/26)	65	61,450
3.70%, 08/15/24 (Call 05/15/24)	15	15,287
7.88%, 07/30/30	25	33,108
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	25	25,196
4.20%, 03/15/28 (Call 12/15/27)	125	125,645
4.91%, 07/23/25 (Call 04/23/25)	300	317,133
5.38%, 05/01/47 (Call 11/01/46)	25	24,929
6.38%, 10/23/35 (Call 04/23/35)	231	258,845
6.48%, 10/23/45 (Call 04/23/45)	25	28,133
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	50	61,290
Comcast Corp.
2.85%, 01/15/23	25	25,244
3.38%, 02/15/25 (Call 11/15/24)	21	21,573
3.60%, 03/01/24	20	20,795
3.90%, 03/01/38 (Call 09/01/37)	25	25,242
3.97%, 11/01/47 (Call 05/01/47)	70	69,581
4.00%, 11/01/49 (Call 05/01/49)	57	56,656
4.05%, 11/01/52 (Call 05/01/52)	31	30,938
4.15%, 10/15/28 (Call 07/15/28)	300	322,647
4.25%, 01/15/33	535	577,078
4.70%, 10/15/48 (Call 04/15/48)	25	27,803
4.95%, 10/15/58 (Call 04/15/58)	250	286,422
6.40%, 05/15/38	7	9,139
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)	25	25,015
2.95%, 03/20/23 (Call 02/20/23)	15	15,000
3.95%, 03/20/28 (Call 12/20/27)	250	250,750
4.38%, 06/15/21	100	103,147
5.00%, 09/20/37 (Call 03/20/37)	210	209,002
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	100	102,013
5.50%, 09/01/41 (Call 03/01/41)	25	24,949
5.88%, 11/15/40 (Call 05/15/40)	25	25,801
6.55%, 05/01/37	50	55,192
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	65	76,227
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	75	76,076
3.70%, 12/01/42	40	40,685
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	125	130,210
4.38%, 03/15/43	245	228,531
5.85%, 09/01/43 (Call 03/01/43)	25	27,978
Walt Disney Co. (The)
3.70%, 09/15/24 (Call 06/15/24)(d)	74	77,788
4.95%, 10/15/45 (Call 04/15/45)(d)	15	18,307
6.20%, 12/15/34(d)	50	66,405
6.40%, 12/15/35(d)	25	33,653

10

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Warner Media LLC
3.55%, 06/01/24 (Call 03/01/24)	$75	$76,951
3.60%, 07/15/25 (Call 04/15/25)	25	25,518
3.80%, 02/15/27 (Call 11/15/26)	300	305,106
4.65%, 06/01/44 (Call 12/01/43)	15	14,862
5.38%, 10/15/41	25	27,083

		4,706,973

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	275	274,425
3.25%, 06/15/25 (Call 03/15/25)	25	25,698
4.38%, 06/15/45 (Call 12/15/44)	10	11,099
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	50	50,562
4.50%, 12/15/28 (Call 09/15/28)	100	103,467

		465,251

Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 05/01/43	35	40,609
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	150	152,205
5.00%, 09/30/43	25	29,763
Newmont Goldcorp Corp.
3.70%, 03/15/23 (Call 12/15/22)(d)	25	25,692
4.88%, 03/15/42 (Call 09/15/41)	140	145,631
6.25%, 10/01/39	125	150,570
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	33,814
Southern Copper Corp. 3.88%, 04/23/25	15	15,129
5.88%, 04/23/45	165	182,799
6.75%, 04/16/40	15	17,903
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	25	26,135

		820,250

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	25	26,810

Oil & Gas — 2.3%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	220	227,262
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	115	113,461
3.25%, 04/15/22 (Call 01/15/22)	20	20,146
4.75%, 04/15/43 (Call 10/15/42)	275	261,940
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	260	257,613
3.22%, 11/28/23 (Call 09/28/23)	25	25,490
3.25%, 05/06/22	75	76,705
4.74%, 03/11/21	25	26,011
BP Capital Markets PLC, 3.06%, 03/17/22	40	40,561
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	25	25,416
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	25	24,930
5.40%, 06/15/47 (Call 12/15/46)	30	29,840
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	59	58,936
2.42%, 11/17/20 (Call 10/17/20)	10	10,019
2.95%, 05/16/26 (Call 02/16/26)	40	40,655
3.19%, 06/24/23 (Call 03/24/23)	25	25,727
3.33%, 11/17/25 (Call 08/17/25)	20	20,824
Cimarex Energy Co., 4.38%, 06/01/24 (Call 02/20/24)	10	10,454
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	200	203,492

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips, 6.50%, 02/01/39	$275	$375,697
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	100	107,898
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	100	102,756
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	30	30,340
5.00%, 06/15/45 (Call 12/15/44)	25	27,217
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	175	186,751
5.88%, 09/18/23	275	300,468
Encana Corp., 7.38%, 11/01/31	35	44,493
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	100	103,360
4.10%, 02/01/21	25	25,650
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	25	24,841
3.90%, 10/01/27 (Call 07/01/27)	75	71,484
Equinor ASA
3.15%, 01/23/22	25	25,477
3.25%, 11/10/24	250	258,007
3.63%, 09/10/28 (Call 06/10/28)	25	26,307
4.80%, 11/08/43	135	159,183
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	250	254,497
4.11%, 03/01/46 (Call 09/01/45)	15	16,529
Hess Corp., 5.60%, 02/15/41	25	25,248
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	25	26,913
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	50	51,090
Kerr-McGee Corp.
6.95%, 07/01/24	15	17,634
7.88%, 09/15/31	50	67,139
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	25	24,949
Marathon Petroleum Corp., 4.75%, 09/15/44 (Call 03/15/44)	25	25,104
Nexen Inc.
5.88%, 03/10/35	25	30,871
7.50%, 07/30/39	30	45,110
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,445
6.00%, 03/01/41 (Call 09/01/40)	35	39,162
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	400	400,560
4.20%, 03/15/48 (Call 09/15/47)	25	24,206
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	126	128,525
Petro-Canada, 5.35%, 07/15/33	25	28,875
Petroleos Mexicanos
3.50%, 01/30/23	50	48,119
4.63%, 09/21/23	25	24,886
4.88%, 01/18/24	30	29,972
5.50%, 01/21/21	50	51,382
5.50%, 06/27/44	30	24,279
6.35%, 02/12/48	200	175,170
6.38%, 02/04/21	25	26,039
6.38%, 01/23/45	50	44,106
6.50%, 03/13/27	25	25,209
6.50%, 06/02/41	30	27,136
6.75%, 09/21/47	300	271,668
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	26,808
4.88%, 11/15/44 (Call 05/15/44)	25	27,023
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	215	222,256

11

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.25%, 11/10/20	$55	$54,943
2.25%, 01/06/23	325	322,215
2.88%, 05/10/26	55	55,013
3.63%, 08/21/42	50	49,492
4.55%, 08/12/43	50	55,989
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	225	231,399
6.50%, 06/15/38	15	19,341
Total Capital Canada Ltd., 2.75%, 07/15/23	25	25,179
Total Capital International SA
3.70%, 01/15/24	300	313,164
3.75%, 04/10/24	25	26,302
Total Capital SA, 4.13%, 01/28/21	25	25,701
Valero Energy Corp.
4.00%, 04/01/29 (Call 01/01/29)	125	126,292
4.90%, 03/15/45	32	33,375

		6,953,726

Oil & Gas Services — 0.2%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	225	231,829
4.85%, 11/15/35 (Call 05/15/35)	30	31,453
5.00%, 11/15/45 (Call 05/15/45)	275	287,237
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15	14,770
3.95%, 12/01/42 (Call 06/01/42)	15	12,660
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	25	25,997
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,285

		629,231

Packaging & Containers — 0.1%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	23,996
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	35	35,859
WestRock MWV LLC, 7.95%, 02/15/31	25	33,203
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	50	50,630

		143,688

Pharmaceuticals — 2.1%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	140	139,943
3.20%, 05/14/26 (Call 02/14/26)	40	39,462
3.60%, 05/14/25 (Call 02/14/25)	400	407,528
4.30%, 05/14/36 (Call 11/14/35)	25	24,438
4.40%, 11/06/42	38	36,027
4.45%, 05/14/46 (Call 11/14/45)	25	23,659
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	125	125,037
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	250	251,680
3.85%, 06/15/24 (Call 03/15/24)	25	25,406
4.55%, 03/15/35 (Call 09/15/34)	85	82,732
4.75%, 03/15/45 (Call 09/15/44)	20	19,416
Allergan Inc./U.S., 3.38%, 09/15/20	10	10,073
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	25	23,087
AstraZeneca PLC
2.38%, 11/16/20	50	49,905
3.38%, 11/16/25	150	153,378
3.50%, 08/17/23 (Call 07/17/23)	125	128,566
4.00%, 01/17/29 (Call 10/17/28)	25	26,454

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 08/17/48 (Call 02/17/48)	$125	$131,232
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(d)	$50	$50,679
4.25%, 10/26/49 (Call 04/26/49)(d)	50	52,651
4.50%, 03/01/44 (Call 09/01/43)(a)	15	16,326
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	150	145,126
3.75%, 09/15/25 (Call 06/15/25)	25	25,418
4.37%, 06/15/47 (Call 12/15/46)	15	13,365
Cigna Corp.
3.20%, 09/17/20(d)	250	251,710
4.38%, 10/15/28 (Call 07/16/28)(d)	50	52,376
4.90%, 12/15/48 (Call 06/15/48)(d)	25	25,528
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	169	167,839
2.80%, 07/20/20 (Call 06/20/20)	28	28,025
3.50%, 07/20/22 (Call 05/20/22)	25	25,440
4.10%, 03/25/25 (Call 01/25/25)	50	51,756
4.30%, 03/25/28 (Call 12/25/27)	350	360,010
4.78%, 03/25/38 (Call 09/25/37)	275	274,370
5.05%, 03/25/48 (Call 09/25/47)	75	76,247
5.13%, 07/20/45 (Call 01/20/45)	55	56,271
Eli Lilly & Co., 3.95%, 05/15/47 (Call 11/15/46)	15	15,777
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	300	298,098
4.75%, 11/15/21	20	20,936
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	275	282,923
3.88%, 05/15/28	15	15,997
6.38%, 05/15/38	25	33,547
GlaxoSmithKline Capital PLC 3.00%, 06/01/24 (Call 05/01/24)	50	50,747
3.13%, 05/14/21	25	25,317
3.38%, 06/01/29 (Call 03/01/29)	50	51,371
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	275	276,697
3.55%, 03/01/36 (Call 09/01/35)	250	256,905
3.70%, 03/01/46 (Call 09/01/45)	30	31,063
3.75%, 03/03/47 (Call 09/03/46)	59	61,612
5.95%, 08/15/37	15	19,831
Mead Johnson Nutrition Co., 5.90%, 11/01/39	15	19,054
Merck & Co. Inc.
2.40%, 09/15/22 (Call 03/15/22)	20	20,073
2.75%, 02/10/25 (Call 11/10/24)	25	25,145
3.60%, 09/15/42 (Call 03/15/42)	15	15,041
3.70%, 02/10/45 (Call 08/10/44)	25	25,414
3.88%, 01/15/21 (Call 10/15/20)	120	122,542
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	35	32,855
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	125	125,111
3.00%, 11/20/25 (Call 08/20/25)	25	25,473
4.00%, 11/20/45 (Call 05/20/45)	30	31,986
Pfizer Inc.
3.40%, 05/15/24	60	62,743
4.10%, 09/15/38 (Call 03/15/38)	40	43,008
4.13%, 12/15/46	15	16,122
4.40%, 05/15/44	25	27,610
7.20%, 03/15/39	125	185,426
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	50	49,574
Wyeth LLC, 5.95%, 04/01/37	250	322,492

12

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	$52	$51,012
3.25%, 02/01/23 (Call 11/01/22)	125	126,916
3.90%, 08/20/28 (Call 05/20/28)	112	117,506
4.50%, 11/13/25 (Call 08/13/25)	25	27,023

		6,284,107

Pipelines — 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (Call 06/01/47)	5	5,051
5.25%, 01/15/25 (Call 01/15/21)	30	31,471
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	26,474
5.95%, 06/01/26 (Call 03/01/26)	100	109,767
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,901
4.35%, 10/15/24 (Call 07/15/24)	100	99,200
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	175	186,812
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	25	25,138
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	15	21,482
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	25,478
3.70%, 07/15/27 (Call 04/15/27)	100	101,645
Energy Transfer Operating LP
4.15%, 10/01/20 (Call 08/01/20)	50	50,780
4.90%, 03/15/35 (Call 09/15/34)	275	267,165
5.15%, 03/15/45 (Call 09/15/44)	25	24,152
6.25%, 04/15/49 (Call 10/15/48)	150	168,091
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,410
3.75%, 02/15/25 (Call 11/15/24)	10	10,358
3.95%, 02/15/27 (Call 11/15/26)	200	208,750
4.25%, 02/15/48 (Call 08/15/47)	125	122,499
4.45%, 02/15/43 (Call 08/15/42)	25	25,130
4.90%, 05/15/46 (Call 11/15/45)	25	26,873
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	50	46,013
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	25	24,558
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (Call 07/01/21)	25	26,126
5.30%, 09/15/20	25	25,804
5.40%, 09/01/44 (Call 03/01/44)	25	26,621
5.63%, 09/01/41	25	26,931
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	200	203,598
5.30%, 12/01/34 (Call 06/01/34)	35	38,455
5.55%, 06/01/45 (Call 12/01/44)	85	92,100
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	25	24,596
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	47,895
4.88%, 06/01/25 (Call 03/01/25)	149	160,235
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	53,454
6.13%, 02/01/41 (Call 08/01/40)	25	28,115
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	85	84,456
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	15	15,489

Security	Par (000)	Value

Pipelines (continued)
4.90%, 02/15/45 (Call 08/15/44)	$25	$24,012
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	75	75,796
5.63%, 03/01/25 (Call 12/01/24)	275	301,229
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	60	59,777
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	100	99,929
5.40%, 10/01/47 (Call 04/01/47)	25	25,203
5.95%, 12/01/25 (Call 08/01/25)	45	50,492
TransCanada PipeLines Ltd.
3.80%, 10/01/20	20	20,328
4.25%, 05/15/28 (Call 02/15/28)	200	210,012
4.63%, 03/01/34 (Call 12/01/33)	5	5,269
4.75%, 05/15/38 (Call 11/15/37)	20	21,001
4.88%, 05/15/48 (Call 11/15/47)	15	15,948
5.85%, 03/15/36	15	17,235
6.10%, 06/01/40	10	11,965
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	300	311,091
5.40%, 08/15/41 (Call 02/15/41)	15	16,409
7.85%, 02/01/26 (Call 11/01/25)	10	12,692
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	50	50,231
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	285	287,400
4.30%, 03/04/24 (Call 12/04/23)	25	26,208
5.10%, 09/15/45 (Call 03/15/45)	20	20,691
6.30%, 04/15/40	130	151,762

		4,325,753

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	20,641
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	25	26,857

		47,498

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	150	157,498
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	25	25,524
American Tower Corp.
3.00%, 06/15/23	25	25,110
3.45%, 09/15/21	25	25,404
3.50%, 01/31/23	80	81,905
3.60%, 01/15/28 (Call 10/15/27)	25	24,873
4.00%, 06/01/25 (Call 03/01/25)	200	207,998
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	46	46,054
2.95%, 09/15/22 (Call 06/15/22)	25	25,328
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	50	51,122
3.85%, 02/01/23 (Call 11/01/22)	52	53,812
4.13%, 05/15/21 (Call 02/15/21)	125	128,181
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	25	25,126
4.13%, 05/15/29 (Call 02/15/29)	50	50,948
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	25	25,207

13

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	$265	$273,075
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	150	146,398
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	125	125,197
3.70%, 06/15/26 (Call 03/15/26)	15	15,172
4.45%, 02/15/26 (Call 11/15/25)	30	31,699
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	50	51,775
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	25	26,022
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	26,685
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	25	25,940
4.50%, 06/01/45 (Call 12/01/44)	15	16,882
4.63%, 12/15/21 (Call 09/15/21)	115	120,330
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	50	51,592
4.50%, 03/15/48 (Call 09/15/47)	15	15,929
GLP Capital LP/GLP Financing II Inc.
5.38%, 11/01/23 (Call 08/01/23)	100	106,429
5.75%, 06/01/28 (Call 03/03/28)	25	27,156
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	115	116,255
3.88%, 08/15/24 (Call 05/15/24)	25	25,948
4.00%, 12/01/22 (Call 10/01/22)	25	25,876
6.75%, 02/01/41 (Call 08/01/40)	115	150,728
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	14,936
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	15	15,561
5.00%, 08/15/22 (Call 02/15/22)	25	26,099
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/22)	25	25,280
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	15,687
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	85	85,628
3.30%, 02/01/25 (Call 12/01/24)	60	60,601
Liberty Property LP
4.38%, 02/01/29 (Call 11/01/28)	25	26,588
4.40%, 02/15/24 (Call 11/15/23)	25	26,492
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	25	25,154
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	26,337
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	15	14,802
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	25	25,774
4.75%, 01/15/28 (Call 10/15/27)	275	286,990
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	24,675
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	25	26,567
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	50	52,558
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	25	25,017
3.38%, 10/01/24 (Call 07/01/24)	125	128,834
3.38%, 06/15/27 (Call 03/15/27)	100	102,263
4.13%, 12/01/21 (Call 09/01/21)	225	232,481
6.75%, 02/01/40 (Call 11/01/39)	25	34,683
UDR Inc.
3.50%, 01/15/28 (Call 10/15/27)	100	100,399
3.70%, 10/01/20 (Call 07/01/20)	50	50,582

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP, 4.13%, 01/15/26 (Call 10/15/25)	$30	$31,324
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	25	25,112
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	35	36,573
4.50%, 01/15/24 (Call 10/15/23)	25	26,656
Weyerhaeuser Co., 3.25%, 03/15/23 (Call 12/15/22)	35	35,327
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,608

		3,953,766

Retail — 1.1%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	40	40,252
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	100	102,743
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	25	26,021
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	35	35,567
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	25,597
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	125	127,876
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	140	134,147
2.80%, 09/14/27 (Call 06/14/27)	25	24,857
3.00%, 04/01/26 (Call 01/01/26)	125	126,888
3.75%, 02/15/24 (Call 11/15/23)	25	26,319
4.20%, 04/01/43 (Call 10/01/42)	25	26,522
4.25%, 04/01/46 (Call 10/01/45)	25	26,819
5.88%, 12/16/36	10	12,907
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	25	25,367
3.70%, 04/15/46 (Call 10/15/45)	125	112,161
3.80%, 11/15/21 (Call 08/15/21)	40	41,028
4.05%, 05/03/47 (Call 11/03/46)	50	47,051
4.25%, 09/15/44 (Call 03/15/44)	15	14,624
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)(a)	100	97,955
3.88%, 01/15/22 (Call 10/15/21)	15	15,190
McDonald’s Corp.
3.35%, 04/01/23 (Call 03/01/23)	30	30,825
3.50%, 03/01/27 (Call 12/01/26)	100	102,842
3.70%, 01/30/26 (Call 10/30/25)	25	26,035
3.80%, 04/01/28 (Call 01/01/28)	125	131,039
4.60%, 05/26/45 (Call 11/26/44)	115	121,402
4.70%, 12/09/35 (Call 06/09/35)	21	22,931
4.88%, 12/09/45 (Call 06/09/45)	25	27,490
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	15	15,389
5.00%, 01/15/44 (Call 07/15/43)	90	81,115
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	25	25,137
3.90%, 06/01/29 (Call 03/01/29)	50	51,251
QVC Inc., 4.38%, 03/15/23	170	169,415
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	275	279,378
3.75%, 12/01/47 (Call 06/01/47)	15	13,795
Target Corp.
3.38%, 04/15/29 (Call 01/15/29)	175	180,512
4.00%, 07/01/42	56	58,242
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	50	49,186
3.80%, 11/18/24 (Call 08/18/24)	80	81,910

14

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	$6	$5,999
3.63%, 07/08/20	115	116,699
3.70%, 06/26/28 (Call 03/26/28)	50	53,234
5.00%, 10/25/40	20	24,285
5.25%, 09/01/35	125	155,146
5.63%, 04/01/40	25	32,429
5.63%, 04/15/41	5	6,543
6.20%, 04/15/38	200	273,060

		3,225,180

Semiconductors — 0.9%
Altera Corp., 4.10%, 11/15/23	25	26,639
Analog Devices Inc.
2.95%, 01/12/21	25	25,136
3.50%, 12/05/26 (Call 09/05/26)	125	126,020
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	25	26,490
5.10%, 10/01/35 (Call 04/01/35)	275	322,745
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	250	246,800
2.65%, 01/15/23 (Call 12/15/22)	75	72,994
3.88%, 01/15/27 (Call 10/15/26)	250	237,803
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	125	127,365
3.70%, 07/29/25 (Call 04/29/25)	70	73,736
3.73%, 12/08/47 (Call 06/08/47)	15	14,928
4.10%, 05/11/47 (Call 11/11/46)	275	288,948
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	27	27,769
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	25	25,072
QUALCOMM Inc.
3.00%, 05/20/22	20	20,212
3.25%, 05/20/27 (Call 02/20/27)	350	349,653
3.45%, 05/20/25 (Call 02/20/25)	190	194,108
4.65%, 05/20/35 (Call 11/20/34)	25	27,047
4.80%, 05/20/45 (Call 11/20/44)	25	27,006
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)	25	25,198
4.15%, 05/15/48 (Call 11/15/47)	265	288,132
Xilinx Inc., 3.00%, 03/15/21	25	25,134

		2,598,935

Software — 0.8%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	15	15,051
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	40	41,949
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	275	279,672
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	55	54,177
3.63%, 10/15/20 (Call 09/15/20)	25	25,299
3.88%, 06/05/24 (Call 03/05/24)	25	26,077
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	51,278
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	27	26,928
2.38%, 02/12/22 (Call 01/12/22)	50	50,215
2.40%, 02/06/22 (Call 01/06/22)	5	5,021
2.70%, 02/12/25 (Call 11/12/24)	275	277,931
3.13%, 11/03/25 (Call 08/03/25)	20	20,687
3.45%, 08/08/36 (Call 02/08/36)	50	51,211

Security	Par (000)	Value

Software (continued)
3.50%, 11/15/42	$40	$40,369
3.70%, 08/08/46 (Call 02/08/46)	250	259,490
3.75%, 05/01/43 (Call 11/01/42)	25	26,127
4.00%, 02/08/21	50	51,525
4.50%, 02/06/57 (Call 08/06/56)	35	40,973
4.88%, 12/15/43 (Call 06/15/43)	25	30,234
Oracle Corp.
2.63%, 02/15/23 (Call 01/15/23)	95	94,791
2.65%, 07/15/26 (Call 04/15/26)	425	417,613
2.95%, 11/15/24 (Call 09/15/24)	70	70,913
2.95%, 05/15/25 (Call 02/15/25)	105	105,673
3.25%, 11/15/27 (Call 08/15/27)	39	39,765
3.90%, 05/15/35 (Call 11/15/34)	10	10,329
4.00%, 07/15/46 (Call 01/15/46)	25	25,143
4.00%, 11/15/47 (Call 05/15/47)	25	25,411
4.13%, 05/15/45 (Call 11/15/44)	50	51,328
6.13%, 07/08/39	25	32,492
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	25	25,011

		2,272,683

Telecommunications — 1.3%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	110	111,193
3.90%, 03/11/24 (Call 12/11/23)	175	182,240
4.10%, 02/15/28 (Call 11/15/27)	50	51,440
4.25%, 03/01/27 (Call 12/01/26)	205	213,801
4.35%, 03/01/29 (Call 12/01/28)	50	52,265
4.35%, 06/15/45 (Call 12/15/44)	50	47,522
4.45%, 05/15/21	70	72,411
4.45%, 04/01/24 (Call 01/01/24)	50	53,207
4.50%, 03/09/48 (Call 09/09/47)	50	48,380
4.75%, 05/15/46 (Call 11/15/45)	50	49,822
4.80%, 06/15/44 (Call 12/15/43)	225	225,270
4.90%, 08/15/37 (Call 02/14/37)	50	51,620
5.15%, 11/15/46 (Call 05/15/46)	35	36,460
5.15%, 02/15/50 (Call 08/14/49)	35	36,732
5.25%, 03/01/37 (Call 09/01/36)	50	53,667
5.35%, 09/01/40	23	24,743
5.45%, 03/01/47 (Call 09/01/46)	25	27,474
5.55%, 08/15/41	50	55,417
British Telecommunications PLC, 9.63%, 12/15/30	75	108,997
Cisco Systems Inc.
2.45%, 06/15/20	15	14,996
2.60%, 02/28/23	55	55,362
3.50%, 06/15/25	195	205,403
3.63%, 03/04/24	25	26,335
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	190	191,961
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	35,108
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	25	25,127
4.50%, 03/15/24	15	15,819
Koninklijke KPN NV, 8.38%, 10/01/30	25	32,199
Motorola Solutions Inc.
3.50%, 03/01/23	35	35,540
4.60%, 05/23/29 (Call 02/23/29)	50	51,180
Orange SA, 9.00%, 03/01/31	25	37,013

15

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	$107	$112,666
5.00%, 03/15/44 (Call 09/15/43)	275	308,828
Telefonica Emisiones SA, 7.05%, 06/20/36	60	74,440
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	25	25,564
4.30%, 06/15/49 (Call 12/15/48)	50	50,999
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,990
3.13%, 03/16/22	50	50,873
3.38%, 02/15/25	50	51,373
3.50%, 11/01/24 (Call 08/01/24)	50	51,767
4.33%, 09/21/28	178	192,840
4.40%, 11/01/34 (Call 05/01/34)	25	26,637
4.52%, 09/15/48	50	52,882
4.67%, 03/15/55	274	291,470
4.86%, 08/21/46	50	55,023
6.55%, 09/15/43	25	33,118
Vodafone Group PLC
3.75%, 01/16/24	230	235,688
4.38%, 05/30/28	75	78,160
5.25%, 05/30/48	25	26,098

		3,972,120

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	25,014

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	70	71,093
3.75%, 04/01/24 (Call 01/01/24)	250	262,315
3.90%, 08/01/46 (Call 02/01/46)	50	51,158
4.15%, 04/01/45 (Call 10/01/44)	25	26,529
4.15%, 12/15/48 (Call 06/15/48)	25	26,733
4.45%, 03/15/43 (Call 09/15/42)	50	54,939
4.70%, 09/01/45 (Call 03/01/45)	75	85,842
6.15%, 05/01/37	18	23,487
6.20%, 08/15/36	10	13,019
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	20	20,031
6.25%, 08/01/34	25	33,625
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	25	25,857
3.80%, 03/01/28 (Call 12/01/27)	100	104,599
3.80%, 11/01/46 (Call 05/01/46)	25	24,171
6.15%, 05/01/37	25	31,078
FedEx Corp.
3.20%, 02/01/25	15	15,263
3.30%, 03/15/27 (Call 12/15/26)	115	115,943
3.40%, 02/15/28 (Call 11/15/27)	25	25,201
3.90%, 02/01/35	25	24,267
4.00%, 01/15/24	20	21,122
4.05%, 02/15/48 (Call 08/15/47)	265	242,427
4.55%, 04/01/46 (Call 10/01/45)	10	9,792
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	25	25,413
Norfolk Southern Corp.
3.80%, 08/01/28 (Call 05/01/28)	55	58,077
4.15%, 02/28/48 (Call 08/28/47)	115	119,833
4.84%, 10/01/41	25	27,938
Ryder System Inc., 2.88%, 09/01/20 (Call 08/01/20)	25	25,075
Union Pacific Corp.
3.20%, 06/08/21	75	76,052

Security	Par (000)	Value

Transportation (continued)
3.60%, 09/15/37 (Call 03/15/37)	$15	$14,636
3.75%, 03/15/24 (Call 12/15/23)	10	10,467
3.75%, 07/15/25 (Call 05/15/25)	25	26,294
3.95%, 09/10/28 (Call 06/10/28)	100	106,700
4.00%, 04/15/47 (Call 10/15/46)	15	15,061
4.05%, 11/15/45 (Call 05/15/45)	15	14,954
4.05%, 03/01/46 (Call 09/01/45)	15	15,024
4.38%, 09/10/38 (Call 03/10/38)	25	26,748
4.50%, 09/10/48 (Call 03/10/48)	215	233,705
United Parcel Service Inc.
2.45%, 10/01/22	25	25,060
2.80%, 11/15/24 (Call 09/15/24)	75	75,784
3.40%, 03/15/29 (Call 12/15/28)	130	134,030
3.75%, 11/15/47 (Call 05/15/47)	15	14,523
4.25%, 03/15/49 (Call 09/15/48)	50	52,393

		2,406,258

Trucking & Leasing — 0.0%
GATX Corp., 4.55%, 11/07/28 (Call 08/07/28)	15	15,855

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	115	118,002
3.75%, 09/01/47 (Call 03/01/47)	10	9,675
6.59%, 10/15/37	65	86,713
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	25	25,680
Veolia Environnement SA, 6.75%, 06/01/38	10	13,072

		253,142

Total Corporate Bonds & Notes — 37.1% (Cost: $108,666,235)		110,942,036

Foreign Government Obligations(e)

Canada — 0.4%
Canada Government International Bond, 2.00%, 11/15/22	25	25,049
Export Development Canada
1.75%, 07/21/20	25	24,896
2.00%, 05/17/22	25	25,013
Province of Alberta Canada, 3.30%, 03/15/28	25	26,513
Province of British Columbia Canada
2.00%, 10/23/22	25	24,950
2.25%, 06/02/26	65	64,853
Province of Manitoba Canada, 2.10%, 09/06/22	70	69,884
Province of New Brunswick Canada, 3.63%, 02/24/28	25	26,987
Province of Ontario Canada
2.20%, 10/03/22	75	75,184
2.25%, 05/18/22	250	250,947
2.45%, 06/29/22	25	25,246
2.50%, 04/27/26	75	75,618
Province of Quebec Canada
2.50%, 04/20/26	150	151,599
2.63%, 02/13/23	50	50,855
2.75%, 04/12/27	25	25,661
Series PD, 7.50%, 09/15/29	25	36,025
Series QO, 2.88%, 10/16/24	150	155,182

		1,134,462

Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	250	256,580
3.88%, 08/05/20	100	102,030

		358,610

16

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia — 0.2%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	$200	$202,806
5.63%, 02/26/44 (Call 08/26/43)	200	223,950
6.13%, 01/18/41	100	117,410
8.13%, 05/21/24	50	60,640

		604,806

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	50	54,344
5.38%, 03/25/24	100	110,821

		165,165

Israel — 0.1%
Israel Government International Bond, 2.88%, 03/16/26	200	203,402

Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	250	240,720
2.25%, 11/04/26	200	197,100
3.13%, 07/20/21	500	510,450

		948,270

Mexico — 0.4%
Mexico Government International Bond
3.50%, 01/21/21	25	25,283
3.63%, 03/15/22	450	458,451
4.13%, 01/21/26	200	204,644
4.35%, 01/15/47	250	235,037
4.75%, 03/08/44	74	73,438
5.55%, 01/21/45	50	55,424
5.75%, 10/12/10	70	72,165
6.75%, 09/27/34	50	61,598

		1,186,040

Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	100	122,694
8.88%, 09/30/27	100	139,800
9.38%, 04/01/29	25	36,838

		299,332

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	50	54,968
5.63%, 11/18/50	25	32,756
6.55%, 03/14/37	150	204,754
8.75%, 11/21/33	25	39,330

		331,808

Philippines — 0.1%
Philippine Government International Bond
3.95%, 01/20/40	100	107,435
7.75%, 01/14/31	150	215,020
10.63%, 03/16/25	35	49,713

		372,168

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	25	25,659
4.00%, 01/22/24	50	52,878
5.00%, 03/23/22	35	37,304
5.13%, 04/21/21	250	261,995

		377,836

Security	Par (000)	Value

South Korea — 0.2%
Export-Import Bank of Korea
2.38%, 04/21/27	$250	$240,670
2.88%, 01/21/25	250	252,757
5.13%, 06/29/20	100	102,851

		596,278

Supranational — 1.6%
African Development Bank
1.25%, 07/26/21	300	295,209
2.13%, 11/16/22	25	25,092
Asian Development Bank
1.63%, 03/16/21(a)	75	74,455
1.75%, 06/08/21	70	69,623
1.88%, 02/18/22(a)	25	24,934
2.00%, 02/16/22	250	250,277
2.00%, 01/22/25	140	139,450
2.50%, 11/02/27	50	51,070
2.75%, 01/19/28	250	260,072
Corp. Andina de Fomento, 4.38%, 06/15/22	50	52,358
Council of Europe Development Bank, 2.63%, 02/13/23	25	25,541
European Bank for Reconstruction & Development, 1.88%, 02/23/22	100	99,670
European Investment Bank
1.38%, 06/15/20	200	198,350
1.88%, 02/10/25	100	99,053
2.00%, 12/15/22	250	250,207
2.25%, 03/15/22	25	25,187
2.38%, 05/13/21	90	90,586
2.38%, 06/15/22	25	25,293
2.50%, 04/15/21	75	75,637
2.50%, 03/15/23	250	254,652
2.88%, 09/15/20	50	50,501
3.13%, 12/14/23	100	104,770
4.00%, 02/16/21	50	51,616
Inter-American Development Bank
1.75%, 09/14/22	65	64,510
2.13%, 11/09/20	50	50,027
2.13%, 01/18/22	100	100,363
2.13%, 01/15/25	50	50,129
2.63%, 04/19/21	40	40,429
3.13%, 09/18/28	550	590,656
International Bank for Reconstruction & Development
1.38%, 05/24/21	50	49,373
1.63%, 09/04/20	500	497,110
1.63%, 03/09/21	25	24,823
1.63%, 02/10/22	25	24,777
2.00%, 01/26/22(a)	50	50,046
2.13%, 03/03/25	40	40,149
2.50%, 11/25/24	500	511,800
2.50%, 07/29/25	50	51,146
2.50%, 11/22/27(a)	25	25,599
3.00%, 09/27/23	25	26,015
International Finance Corp., 2.00%, 10/24/22	25	25,023

		4,815,578

Sweden — 0.2%
Svensk Exportkredit AB
1.75%, 08/28/20	90	89,525
1.75%, 03/10/21	500	497,015

		586,540

17

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	$25	$26,298
5.10%, 06/18/50	175	188,297
7.63%, 03/21/36	50	68,810

		283,405

Total Foreign Government Obligations — 4.1% (Cost: $12,017,001)		12,263,700

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	282,884
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	31,837
State of California GO
3.38%, 04/01/25	25	26,374
4.50%, 04/01/33 (Call 04/01/28)	25	27,978
State of California GO BAB
7.30%, 10/01/39	95	142,026
7.50%, 04/01/34	200	298,502
7.55%, 04/01/39	50	78,374
University of California RB, Series AD, 4.86%, 05/15/12	50	59,602

		947,577

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	50	50,256

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	25,415

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	100	116,105
State of Illinois GO, 5.10%, 06/01/33(a)	175	180,474

		296,579

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	35,280

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	31,462

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	25	25,698

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(c)	50	45,127
New Jersey State Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	25	37,458

		82,585

New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	62,825

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	$25	$33,169
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	18,593
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	100	126,745
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	55,725

		297,057

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	33,287
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	29,004
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,243

		91,534

Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	25	31,932
State of Oregon GO, 5.89%, 06/01/27	50	59,744

		91,676

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	54,198
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48	100	126,651
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	38,695

		219,544

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	25	27,989

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	56,694

Total Municipal Debt Obligations — 0.7% (Cost: $2,142,429)		2,279,346

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Banks
3.13%, 06/13/25	335	353,033
3.63%, 06/11/21	300	309,258
5.50%, 07/15/36	25	34,466
Federal Home Loan Mortgage Corp.
2.38%, 02/16/21	150	150,849
2.38%, 01/13/22	245	247,541
6.25%, 07/15/32	150	213,084
Federal National Mortgage Association
1.38%, 02/26/21	1,750	1,730,172
1.88%, 04/05/22	100	99,749
2.00%, 10/05/22	1,500	1,502,190
2.63%, 01/11/22	55	55,892
5.63%, 07/15/37	86	120,441

18

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.25%, 05/15/29	$50	$67,008
6.63%, 11/15/30	400	566,344
Tennessee Valley Authority, 3.50%, 12/15/42	50	53,213

		5,503,240

U.S. Government Obligations — 55.0%
U.S. Treasury Note/Bond
1.13%, 07/31/21	600	589,734
1.38%, 04/30/21	1,500	1,483,359
1.38%, 05/31/21	1,000	988,672
1.38%, 06/30/23	20,200	19,762,859
1.38%, 08/31/23	150	146,613
1.50%, 03/31/23	2,000	1,969,219
1.50%, 08/15/26	7,000	6,746,250
1.63%, 11/30/20	700	695,598
1.63%, 08/15/22	450	446,027
1.63%, 11/15/22	250	247,598
1.63%, 04/30/23	250	247,207
1.63%, 02/15/26	1,600	1,560,250
1.63%, 05/15/26	850	827,555
1.75%, 12/31/20	700	696,992
1.75%, 03/31/22	500	497,852
1.75%, 04/30/22	500	497,773
1.75%, 05/15/22	600	597,281
1.75%, 09/30/22	200	199,016
1.75%, 05/15/23	750	744,902
1.88%, 06/30/20	900	896,695
1.88%, 04/30/22	750	749,238
1.88%, 08/31/22	1,900	1,898,070
1.88%, 09/30/22	3,000	2,997,891
2.00%, 07/31/20	8,700	8,681,309
2.00%, 11/15/21	15,250	15,279,785
2.00%, 10/31/22	1,000	1,002,891
2.00%, 11/30/22	1,500	1,504,336
2.00%, 05/31/24	11,820	11,859,708
2.00%, 02/15/25	825	825,838
2.00%, 11/15/26	450	448,383
2.13%, 08/31/20	600	600,023
2.13%, 01/31/21	500	500,898
2.13%, 06/30/21	250	250,938
2.13%, 12/31/21	250	251,328
2.25%, 03/31/21	2,000	2,009,375
2.25%, 12/31/23	1,000	1,013,359
2.25%, 11/15/25	850	861,754
2.25%, 08/15/27	300	303,563
2.25%, 11/15/27	5,350	5,410,187
2.25%, 08/15/46	915	855,096
2.38%, 08/15/24	800	816,313
2.38%, 05/15/27	200	204,406
2.50%, 08/15/23	400	409,156
2.50%, 02/15/45	1,065	1,049,857
2.50%, 02/15/46	60	59,063
2.50%, 05/15/46	290	285,333
2.63%, 11/15/20	1,100	1,108,938
2.63%, 02/15/29	2,633	2,743,668
2.75%, 09/30/20	2,300	2,319,316
2.75%, 11/30/20	500	505,137
2.75%, 11/15/23	500	517,109
2.75%, 02/15/24	1,000	1,036,250
2.75%, 02/15/28	1,000	1,050,469
2.75%, 08/15/42	550	570,367
2.75%, 08/15/47	3,000	3,097,500
2.88%, 09/30/23	250	259,707

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/30/23	$750	$780,352
2.88%, 05/15/28	500	530,625
2.88%, 05/15/43	325	343,688
2.88%, 08/15/45	200	211,563
2.88%, 11/15/46	850	899,938
3.00%, 11/15/44	500	540,391
3.00%, 05/15/45	500	541,094
3.00%, 11/15/45	850	920,656
3.00%, 02/15/47	200	217,000
3.00%, 08/15/48	300	325,313
3.13%, 05/15/21	18,000	18,395,156
3.13%, 11/15/41	2,500	2,764,844
3.13%, 02/15/42	800	884,000
3.13%, 08/15/44	2,300	2,538,984
3.38%, 05/15/44	4,800	5,520,000
3.38%, 11/15/48	2,900	3,376,687
3.63%, 02/15/21	500	513,398
3.63%, 02/15/44	575	687,305
3.88%, 08/15/40	1,250	1,542,773
4.25%, 11/15/40	412	534,699
4.38%, 05/15/40	550	724,109
4.38%, 05/15/41	2,500	3,302,344
4.63%, 02/15/40	100	135,734
5.25%, 11/15/28	750	948,750
5.25%, 02/15/29	350	444,773
6.00%, 02/15/26	650	810,672
6.13%, 08/15/29	450	613,266
6.38%, 08/15/27	250	330,273
6.50%, 11/15/26	300	391,547
6.88%, 08/15/25	300	384,422
7.25%, 08/15/22	400	465,688
7.63%, 11/15/22	600	713,578

		164,511,633

Total U.S. Government & Agency Obligations — 56.8% (Cost: $166,108,939)		170,014,873

	Shares

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(f)(g)(h)	3,475	3,475,149

Total Short-Term Investments — 1.2% (Cost: $3,475,149)		3,475,149

Total Investments in Securities — 99.9% (Cost: $292,409,753)		298,975,104

Other Assets, Less Liabilities — 0.1%		304,622

Net Assets — 100.0%		$299,279,726

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity. (f) Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

19

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	2,314	3,475	$3,475,149	$15,527	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$110,942,036	$—	$110,942,036
Foreign Government Obligations	—	12,263,700	—	12,263,700
Municipal Debt Obligations	—	2,279,346	—	2,279,346
U.S. Government & Agency Obligations	—	170,014,873	—	170,014,873
Money Market Funds	3,475,149	—	—	3,475,149

	$3,475,149	$295,499,955	$—	$298,975,104

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond

20